Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	£ 7,046	£ 10,552
Additions through business combinations (Note 41)		1,127
Goodwill ending balance	6,811	7,046
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	7,046	10,552
Exchange adjustments	(313)	550
Additions through business combinations (Note 41)	109	1,127
Other movements (Note 41)	(31)	0
Transfer to assets held for sale/distribution	0	(5,183)
Goodwill ending balance	£ 6,811	£ 7,046